SUMMARY
PROSPECTUS

July 31, 2019

Perkins Discovery Fund

Ticker: PDFDX

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.perkinsfund.com/reports.html. You may also obtain this information at no cost by calling 1-800-998-3190. The Fund’s Prospectus and Statement of Additional Information, both dated July 31, 2019, are incorporated by reference into this Summary Prospectus. This Prospectus describes the Perkins Discovery Fund (the “Fund”). The Fund is authorized to offer one class of shares.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY Prospectus | July 31, 2019

Perkins Discovery Fund

Investment Objective

The Perkins Discovery Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee (as a percentage of amount redeemed within 45 days of purchase)	1.00%
Exchange Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	1.30%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses:
Shareholder Services Plan	0.05%
Other Expenses	0.90%
Total Other Expenses	0.95%
Total Annual Fund Operating Expenses	2.50%

(1)Perkins Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for shares of the Fund to 2.25% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least July 31, 2020. This agreement may be terminated at any time by the Board of Trustees (the “Board”) upon 60 days’ notice to the Adviser, or by the Adviser with the consent of the Board. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. During the fiscal year ended March 31, 2019, the Fund repaid to the Adviser $62,103 of management fees previously waived pursuant to these arrangements.

SUMMARY Prospectus | July 31, 2019

Perkins Discovery Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or expenses is only reflected in the first year of the example shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$253	$779	$1,331	$2,836

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25.76% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments, Perkins Capital Management, Inc. (the “Adviser”) seeks growth opportunities by investing in companies that it believes will appreciate in value. The Adviser seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Adviser will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Adviser’s price target is reached, when the holding becomes overvalued in the Adviser’s opinion, or when technical chart analysis indicates that a good sale point has been reached.

SUMMARY Prospectus | July 31, 2019

Perkins Discovery Fund

Note: Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Risks

There is a risk that you could lose all or a portion of your investment in the Fund. The following principal risks can affect the value of your investment:

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Equity Risk. Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Risk of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security.

Management Risk. The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

SUMMARY Prospectus | July 31, 2019

Perkins Discovery Fund

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share. The Fund may from time to time emphasize companies in the Health Care sector which are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations.

Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40). As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.

Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund was reorganized on October 26, 2012 from a series of Professionally Managed Portfolios, a Massachusetts business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses. Updated performance information is available at www.perkinsfund.com or by calling toll-free 800-673-0550.

SUMMARY Prospectus | July 31, 2019

Perkins Discovery Fund

Perkins Discovery Fund
Calendar Year Total Returns*

80%
60%
40%
20%
0%
-20%
-40%
-60%
65.26%
33.79%
-14.20%
11.74%
41.43%
-4.42%
-10.49%
6.87%
11.58%
22.17%
2009
2010
2011
2012
2013
2014
2015
2016
2017
2018

* The Fund’s year-to-date return as of June 30, 2019 was 23.26%.

Highest Quarterly Return:	6/30/2009	27.23%
Lowest Quarterly Return:	9/30/2011	-22.44%

Average Annual Total Returns as of December 31, 2018

	1 Year	5 Years	10 Years
Return Before Taxes	22.17%	4.50%	14.09%
Return After Taxes on Distributions	22.03%	4.48%	14.00%
Return After Taxes on Distributions and Sale of Fund Shares	14.09%	3.66%	12.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-6.24%	6.28%	10.75%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	-3.88%	9.70%	15.45%
Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)	-15.50%	1.44%	11.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

SUMMARY Prospectus | July 31, 2019

Perkins Discovery Fund

Investment Adviser

Perkins Capital Management, Inc.

Portfolio Managers

Daniel S. Perkins, CFA, Chief Operating Officer of the Adviser, has served as a Portfolio Manager to the Fund since its inception in 1998.

Richard C. Perkins, CFA, President and Chief Compliance Officer of the Adviser, has served as a Portfolio Manager to the Fund since 2018.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial adviser, by mail (Perkins Discovery Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by telephone at 1-800-628-4077. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $2,500. Subsequent investments must be in amounts of $100 or more. The minimum initial investment amount for retirement accounts and automatic investment accounts is $1,000 or more and the subsequent investments are $100.

The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.